SUBORDINATED LIABILITIES - Parent (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Subordinated Liabilities [Line Items]
Schedule of Subordinated Liabilities

	Group
	2024	2023
	£m	£m
£325m Sterling preference shares	343	343
Undated subordinated liabilities	205	205
Dated subordinated liabilities	1,837	1,838
	2,385	2,386

Santander UK Group Holdings plc
Disclosure Of Subordinated Liabilities [Line Items]
Schedule of Subordinated Liabilities

		2024	2023
Dated subordinated liabilities	Maturity	£m	£m
4.75% Subordinated notes	2025	332	326
5.625% Subordinated notes	2045	226	222
8.296% Subordinated notes	2033	768	767
7.869% Subordinated notes	2033	318	318
		1,644	1,633